UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-09425

Advantage Advisers Whistler Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.

Schulte, Roth and Zabel LLP

919 3rd Avenue, 24th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-667-4225

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments at June 30, 2013 (Unaudited)

Investment Fund (1)	First Acquisition Date	Cost(a)	June 30, 2013 Fair value (b)	% of Investment Fund held	% of Members’ Capital	Liquidity (2)
United States of America
Distressed Securities
Harbinger Class L Holdings (U.S.), LLC	01/01/2009	$15,430	$95,240	0.09%	0.17%	Quarterly(3)
Harbinger Class PE Holdings (U.S.) Trust	01/01/2009	442,651	312,615	0.29	0.55	Quarterly(3)
Metacapital Mortgage Opportunities Fund L.P.	05/01/2012	4,550,000	5,080,015	1.58	8.86	Quarterly
STS Partners Fund, LP	12/01/2012	3,200,000	3,645,548	0.43	6.36	Monthly
Total Distressed Securities		8,208,081	9,133,418		15.94

Event Driven
Camulos Partners LP - Side Pocket - Class I	05/01/2009	176,528	3,096	3.14	0.01	Quarterly(3)
Owl Creek II L.P. Holdback Account	04/01/2012	76,163	97,934	0.01	0.17	Annually(3)
Owl Creek II, L.P. - Side Pocket	05/01/2009	642,469	1,787,164	0.23	3.12	Annually(3)
Total Event Driven		895,160	1,888,194		3.30

Global Fixed Income Relative Value Arbitrage
Concordia G-10 Fixed Income Relative Value I, L.P.	05/01/2012	2,282,049	2,350,614	23.74	4.10	Monthly
Total Global Fixed Income Relative Value Arbitrage		2,282,049	2,350,614		4.10

Global Macro
Autonomy Global Macro Fund, L.P.	06/01/2012	6,700,000	7,369,404	1.14	12.86	Monthly
Eagle Quantitative Macro Fund LLC	06/01/2012	5,625,000	5,193,233	7.31	9.06	Quarterly
Total Global Macro		12,325,000	12,562,637		21.92

Long/Short Equity
Artis Partners 2X L.P. Kior Side Pocket	04/01/2012	273,412	174,234	1.51	0.30	Quarterly(3)
Ecofin General Partner Side Pocket	02/01/2009	103,084	66,780	1.98	0.12	Monthly(3)
HG Vora Special Opportunities Fund L.P.	02/01/2013	4,525,000	4,717,410	1.04	8.23	Monthly
LRV Capital Partners L.P.	02/01/2013	5,015,000	5,190,690	5.58	9.06	Quarterly
Total Long/Short Equity		9,916,496	10,149,114		17.71

Multi-Strategy
Eos Partners, L.P.	10/01/1999	518,345	1,016,688	0.26	1.77	Annually(3)
QVT Associates II L.P. - Liquidating Account	05/01/2012	97,754	146,172	0.09	0.26	Quarterly
Total Multi-Strategy		616,099	1,162,860		2.03

Total United States of America		34,242,885	37,246,837		65.00

Cayman Islands
Event Driven
KL Special Opportunities Fund Ltd.	05/01/2012	5,350,000	5,907,223	8.03	10.31	Quarterly
Total Event Driven		5,350,000	5,907,223		10.31

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments at June 30, 2013 (Unaudited) (continued)

Investment Fund (1)	First Acquisition Date	Cost(a)	June 30, 2013 Fair value (b)	% of Investment Fund held	% of Members’ Capital	Liquidity (2)
Cayman Islands (Continued)
Long/Short Equity
Susa European Equities Fund	06/01/2012	$4,425,000	$5,060,490	5.16%	8.83%	Monthly
Total Long/Short Equity		4,425,000	5,060,490		8.83

Multi-Strategy
QVT SLV Onshore Ltd.	05/01/2012	490,301	790,101	0.50	1.38	Quarterly(3)
QVT Special Investment Onshore Fund Ltd.	05/01/2012	243,456	344,783	0.22	0.60	Quarterly(3)
Total Multi-Strategy		733,757	1,134,884		1.98

Total Cayman Islands		10,508,757	12,102,597		21.12

Jersey
Global Fixed Income Relative Value Arbitrage
Concordia G-10 Fixed Income Relative Value, Ltd.	04/01/2013	2,175,000	2,223,464	2.69	3.88	Monthly
Total Global Fixed Income Relative Value Arbitrage		2,175,000	2,223,464		3.88

Total Jersey		2,175,000	2,223,464		3.88

Total		$46,926,642	$51,572,898		90.00%

Other assets, less liabilities(4)			5,729,923		10.00

Members’ Capital			$57,302,821		100.00%

(a)	At March 31, 2013, the cost of investments for Federal income tax purposes was estimated at $54,662,602. For Federal income tax purposes at March 31, 2013, accumulated net unrealized depreciation on investments was $4,478,961 consisting of $2,710,024 gross unrealized appreciation and $7,188,985 gross unrealized depreciation.
(b)	The Company’s investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the investment funds’ manager pursuant to the investment funds’ agreement. The underlying investments of each Investment Fund are accounted for at fair value as described in each funds’ financial statements.
(1)	Detailed information about the Investment Funds’ portfolio is not available.
(2)	Available frequency of redemptions after initial lock-up period.
(3)	As of June 30, 2013, this underlying Investment Fund has notified the Company of certain restrictions on liquidity which may include side pocket investments, suspended redemptions or other implemented restrictions on liquidity as it relates to a portion of or all of the Company’s interests in the Investment Fund.
(4)	Includes $6,898,631 held in a Bank of New York Mellon Account, which is 12.04% of members’ capital.

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments at June 30, 2013 (Unaudited) (continued)

During the period ended June 30, 2013, Advantage Advisors Whistler Fund, L.L.C. (the “Company”) followed U.S. generally accepted accounting principles (hereafter referred to as “Authoritative Guidance”) for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value, as described below.

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs including the fair value of investments in Investment Funds that the Company has the ability to redeem at net asset value as of the measurement date, or during the first quarter following the measurement date.

Level 3 — other significant unobservable inputs including the fair value of investments in Investment Funds that the Company does not have the ability to redeem at net asset value as of the measurement date or during the first quarter following the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between Level 1 and Level 2 and between Level 2 and Level 3 during the period ended June 30, 2013.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Company’s investments at fair value:

Description	Total Fair Value at June 30, 2013	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs
Distressed Securities	$9,133,418	$—	$8,725,563	$407,855
Event Driven	7,795,417	—	5,907,223	1,888,194
Global Fixed Income Relative Value Arbitrage	4,574,078	—	4,574,078	—
Global Macro	12,562,637	—	12,562,637	—
Long/Short Equity	15,209,604	—	14,968,590	241,014
Multi-Strategy	2,297,744	—	146,172	2,151,572
Total	$51,572,898	$—	$46,884,263	$4,688,635

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments at June 30, 2013 (Unaudited) (continued)

Authoritative guidance also requires a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2013	Realized gain / (loss)	Change in unrealized appreciation / (depreciation)	Purchases	Sales	Transfers in	Transfers out	Balance as of June 30, 2013
Distressed Securities	$430,815	$—	$(22,960)	$—	$—	$—	$—	$407,855
Event Driven	1,569,401	—	318,793	—	—	—	—	1,888,194
Long/Short Equity	242,922	(29,315)	67,030	—	(39,623)	—	—	241,014
Multi-Strategy	2,018,266	51,653	222,422	—	(140,769)	—	—	2,151,572
Total	$4,261,404	$22,338	$585,285	$—	$(180,392)	$—	$—	$4,688,635

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2013 is $585,285

The following is a summary of the investment strategies, their withdrawal notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Company as of June 30, 2013. Investment Funds with no current withdrawal restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Company had no unfunded capital commitments as of June 30, 2013.

Distressed Securities

The Investment Funds in the distressed securities strategy invests primarily in securities of companies and government entities that are either in distress, already in default or under bankruptcy protection. The Investment Funds within this strategy provide monthly to quarterly liquidity and are generally subject to a 60 to 90 day notice period for withdrawals. Positions in Investment Funds representing approximately 4 percent of the fair value of the investments in this strategy represents the Company’s interest in side pockets of Investment Funds from which the Company has withdrawn all its other capital. The Company’s remaining investment in these Investment Funds, which represents approximately 96 percent of the Investment Funds can be withdrawn subject to a 25 percent gate (56 percent) and with no restrictions (40 percent) as of June 30, 2013.

Event Driven

The Investment Funds in the event driven strategy generally focus on an event or a catalyst that will move an equity price, an equity spread, a credit spread, or an implied volatility spread. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 90 day notice period for withdrawals. Approximately 24 percent of the fair value of the investments of the Company in this strategy are allocated to side pockets or illiquid investments. The remaining approximately 76 percent of the Company’s investment in these Investment Funds can be withdrawn with no restrictions as of June 30, 2013.

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments at June 30, 2013 (Unaudited) (concluded)

Global Fixed Income Relative Value Arbitrage

The Investment Funds in the global fixed income relative value arbitrage strategy seek to achieve an annual return in excess of 10 percent by participating in a diversified portfolio of securities primarily involved in global fixed income arbitrage. The Investment Funds provide monthly liquidity generally subject to a 25 day notice period and the Company can withdraw its capital with no restrictions as of June 30, 2013.

Global Macro

The Investment Funds in the global macro strategy seek to achieve attractive risk adjusted absolute returns while controlling downside risk and having low correlation to the broad equity and fixed-income market. The Investment Funds focus on global-macro investing in both developed and emerging markets. The Investment Funds provide monthly to quarterly liquidity generally subject to 30 to 60 day notice period. The Company’s interests in Investment Funds representing approximately 59 percent of the fair value of the investments in this strategy can be withdrawn subject to a 25 percent gate. The remaining approximately 41 percent of the Company’s investments in these Investment Funds can be withdrawn with no restrictions as of June 30, 2013.

Long/Short Equity

The Investment Funds in the long/short equity strategy seek above-average long-term capital appreciation with below average levels of risk through investments in equity securities using both long and short positions. The Investment Funds within this strategy provide monthly to quarterly liquidity and are generally subject to a 30 to 90 day notice period for withdrawals. Investment Funds representing approximately 2 percent of the fair value of the Company’s investments in this strategy represent capital that has been allocated to side pocket investments. Investment Funds representing approximately 65 percent of the fair value of the Company’s investments in this strategy can be withdrawn subject to a 3 percent withdrawal fee. The remaining approximately 33 percent of the Company’s investments in these Investment Funds can be withdrawn with no minimum as of June 30, 2013.

Multi-Strategy

The Investment Funds in multi-strategy seek to generate attractive risk-adjusted returns across all market environments by dynamically allocating capital to several investment strategies across asset classes and geographies. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 65 to 90 day notice period for withdrawals. Investment Funds representing approximately 94 percent of the fair value of the Company’s investments in this strategy are side pocket and illiquid investments. Investment Funds representing 6 percent of the value of the Company’s investments in this strategy can be withdrawn subject to a 10 percent gate as of June 30, 2013.

A detailed depiction of each investment in the portfolio by investment strategy, including their liquidity, can be found in the Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Whistler Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Chief Executive Officer (principal executive officer)

Date	8/15/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Chief Executive Officer (principal executive officer)

Date	8/15/13

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Principal Financial Officer (principal financial officer)

Date	8/15/13

* Print the name and title of each signing officer under his or her signature.